Expense Example (Invesco V.I. S&P 500 Index Fund, Series II shares, Invesco V.I. S&P 500 Index Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. S&P 500 Index Fund | Series II shares, Invesco V.I. S&P 500 Index Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 54
3 Years	220
5 Years	400
10 Years	$ 921